REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Years ended
	December 31,	December 31,
	2025	2024

Silver sales	$267.3	$127.3
Gold sales	156.0	92.3
Lead sales	27.9	-
Zinc sales	21.6	-
Copper sales	2.8	-
Other metals sales	0.9	-
Less: smelting and refining costs	(9.0)	(2.0)
Revenue	$467.5	$217.6

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Years ended
	December 31,	December 31,
	2025	2024
Concentrate sales	$262.7	$71.1
Provisional pricing adjustments	7.1	(0.8)
Total revenue from concentrate sales	269.8	70.3
Refined metal sales	197.7	147.3
Total revenue	$467.5	$217.6